E2 Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about business combination [line items]
Summary of Business Divestments Transactions	Divestments

Divestments 2020–2022
	2022	2021	2020

Proceeds

Cash and cash equivalents	20	273	4

Shares in associated companies	298	—	—
Total proceeds	318	273	4

Net assets disposed of

Property, plant and equipment	—	26	1

Right-of-use assets	—	7	1

Investments in associates	82	—	—

Intangible assets	—	—	48

Goodwill	—	(48)	4

Other assets	23	51	83

Provisions, incl. post-employment benefits	(42)	(30)	(1)

Other liabilities	(101	36	6
Total net assets	(38)	42	142

Net gains/losses from divestments	356	231	(138)

Shares in associated companies	(298)	—	—
Cash flow effect	20	273	4

Summary of Business Combinations Transactions

Acquisitions 2020–2022
Business	Description	Transaction date
Vonage	A US based global provider of cloud-based communications.	Jul 2022
Quortus	A UK based mobile core software business with expertise in enterprise 4G/5G technology.	Nov 2021
Axonix	A UK based mobile-first programmatic advertising exchange business.	Mar 2021
Cradlepoint	A US company providing Wireless WAN Edge 4G and 5G solutions for the enterprise market.	Nov 2020
Genaker	A Spanish provider of Mission Critical Push-to-talk (MC-PTT) solutions.	Mar 2020

Summary of Business Divestments Transactions

Divestments 2020–2022
Business	Description	Transaction date
Aerialink	A US based company providing premier messaging solutions for business to business communications	Nov 2022
Data center	A data center business located in the Netherlands.	Nov 2021

Acquisitions 2020-2022 [member]
Disclosure of detailed information about business combination [line items]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations	Acquisitions

Acquisitions 2020–2022
	2022	2021	2020

Consideration

Purchase price paid on acquisition 1)	51,297	256	9,534

Deferred consideration/Others 2)	1,972	—	314
Total consideration, all cash and cash equivalents	53,269	256	9,848

Net assets (liabilities) acquired

Intangible a s sets	23,554	(95)	3,583

Property, plant and equipment	186	1	55

Right-of-use of assets	334	—	126

Investments in associates	—	—	167

Cash and cash equivalents	521	—	314

Other assets	5,344	21	1,292

Provisions, incl. post-employment benefits	(1,050)	—	(16)

Other liabilities	(16,916)	(348)	(2,781)
Total identifiable net assets (liabilities)	11,973	(421)	2,740
Goodwill	41,296	677	7,108
Total	53,269	256	9,848

Acquisition-related costs 3)	436	11	92

1)	2022 purchase price to acquire shares outstanding is net of hedge release of SEK 3.7 billion.
2)
Deferred consideration relates to the
pre-combination
portion of employee stock awards that were previously granted to Vonage employees, which will be paid out post acquisition according to the original award vesting schedule.

3)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.

Vonage [Member]
Disclosure of detailed information about business combination [line items]
Summary of Net Assets Acquired and Total Consideration Transferred Business Combinations

Vonage
2022
Consideration
Purchase price paid on acquisition 1)	51,297
Deferred consideration 2)	1,972
Total consideration, all cash and cash equivalents	53,269
Net assets (liabilities) acquired
Intangible assets	23,554
Property, plant and equipment	186
Right-of-use assets	334
Deferred tax assets	2,353
Trade receivables	1,094
Cash and cash equivalents	521
Other assets	1,896
Provisions	(1,050)
Deferred tax liabilities	(6,264)
Borrowings	(6,473
Lease liabilities	(403)
Other liabilities	(3,775)
Total identifiable net assets (liabilities)	11,973
Goodwill	41,296
Total	53,269
Acquisition-related costs 3)	436